Advances to suppliers net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Advances to suppliers	$ 81,441,885	$ 56,430,354
Less: Allowance for doubtful accounts	(42,638,721)	(10,125,650)
Advances to suppliers, net	38,803,164	46,304,704
Lishui Zhelin Trading Co., Ltd
Advances to suppliers	10,450,058	23,470,221
Jingning Liannong Trading Co., Ltd
Advances to suppliers	35,212,951	16,092,973
Qingyuan Nongbang Mushroom Industry Co., Ltd
Advances to suppliers	35,772,877	16,848,007
Others
Advances to suppliers	$ 5,999	$ 19,153